Revenue and operating expenses	12 Months Ended
Dec. 31, 2021
Revenue and operating expenses
Revenue and operating expenses

25.Revenue and operating expenses

Revenue –

Revenue recognized in the 2021, 2020 and 2019 periods, is generated in Mexico. A disaggregation per home product is as follows:

	2021		2020	2019

Kitchen and food preservation	Ps.	3,274,245	2,532,420	1,229,148
Home solutions		2,312,675	1,456,666	529,551
Bedroom		1,603,930	826,965	275,722
Bathroom		1,214,524	842,724	441,093
Laundry & Cleaning		823,880	828,473	318,782
Tech & mobility		767,614	773,160	290,366
Internet, telephone services and equipment		19,030	—	—
Interest income		12,498	—	—
Clothes and shoes		11,272	—	—

	Ps.	10,039,668	7,260,408	3,084,662

Contract balances

As of December 31, 2021, January 3, 2021, and December 31, 2019, the Group did not identify significant costs to obtain/fulfill a contract that are required to be capitalized as an asset. Consequently, the Group did not perform any analysis in order to identify possible impairment losses. See Note 6 about the expected credit loss model applicable to all financial assets measured at amortized cost.

Operating expenses –

Operating expenses by nature, for the periods of 2021, 2020 and 2019 are as follows:

	2021		2020	2019

Cost of personnel services and other employee benefits	Ps.	621,519	564,213	423,956
Promotions for the sales force		503,291	172,177	26,311
Distribution costs		463,762	331,023	121,155
Sales catalog		425,814	247,250	128,687
Packing materials		201,006	112,512	58,361
Impairment loss on trade accounts receivables		198,495	57,627	22,512
Events, marketing and advertising		109,822	19,237	37,848
Depreciation and amortization		82,122	43,688	38,394
Commissions and professional fees		69,954	61,403	13,577
Rent expense		52,660	22,451	17,663
Bank fees		34,335	23,965	15,436
Travel expenses		11,258	13,522	18,835
Other		201,758	179,987	68,853

	Ps.	2,975,796	1,849,055	991,588